Share-Based Compensation And Awards (Weighted-Average Assumptions) (Details) - yr	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Share Based Payment Arrangements [Abstract]
Dividend yield	5.43%	4.41%
Risk-free interest rate	0.50%	1.45%
Expected life of options	7	7
Expected volatility factor of the future expected market price of Class B Shares	20.00%	15.90%